Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 615,050	$ 563,120	$ 499,449
Cost of revenue	13,274,752	14,058,830	6,706,303
Selling general and administrative expenses	4,087,171	3,718,897	1,983,013
Property Plant And Equipment Net [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Cost of revenue	546,305	507,072	354,618
Selling general and administrative expenses	$ 68,745	$ 56,048	$ 144,831